Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Trade payables	$ 145.9	$ 190.8	$ 0.0
Accruals and other payables	236.7	238.8	0.0
Payroll payables	44.3	51.7	0.0
Gold, copper and foreign exchange derivative contracts1	22.6	3.3	0.0
Leave pay accrual	43.0	42.5	0.0
Interest payable on loans	10.5	10.2	0.0
Deferred consideration - refer note 16.2	0.0	11.2	0.0
Total trade and other payables	$ 503.0	$ 548.5	$ 0.0